Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2021
Cash flows from operating activities
Net loss	$ (2,013,529)	$ (47,635)	$ (66,442)	$ (17,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	20,503
Impairment of assets	94,952
Write off assets	114
Changes in operating assets and liabilities
Prepaid expenses	13,767	5,375	5,575	(18,963)
Accrued payroll - related party	16,500	31,500	49,000
Accounts payable and accrued expenses	912,991	250	(1,143)	1,619
Net cash used in operating activities	(954,702)	(10,510)	(13,010)	(35,181)
Cash flows from investing activities
Purchase of intangible assets			(21,370)
Website development costs		(6,310)
Net cash used in investing activities		(6,310)	(21,370)
Cash flows from financing activities
Proceeds from the issuance stock	1,234,501			13,134
Treasury stock repurchase	(435,000)
Related party loan	200,000	16,880	34,380	10,849
Net cash provided by financing activities	999,501	16,880	34,380	23,983
Net increase (decrease) in cash	44,800			(11,198)
Cash, beginning of period	114	114	114	11,312
Cash, end of period	44,914	114	114	114
Cash paid for:
Taxes
Interest Expense
Cash paid for income tax
Non-Cash Investing and Financing Activities
Common stock issued for intangible assets			$ 90,600
Contribution from settlement of related party liabilities	$ 146,593